Investor A1 [Member] Expense Example - Investor A1 [Member] - BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust - Investor A1 Shares	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,255